Right-of-use assets	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
18.
Right-of-use
assets

(Euro thousands)	Real estates	Other	Total net carrying amount
At January 1, 2022	117,830	945	118,775
Additions	17,762	506	18,268
Disposals	(3,309)	(149)	(3,458)
Depreciation	(32,065)	(573)	(32,638)
Impairment losses	(2,434)	—	(2,434)
Contract modifications	21,704	(11)	21,693
Net foreign exchange differences	1,514	11	1,525

At December 31, 2022	121,002	729	121,731
Additions	36,352	502	36,854
Disposals	(3,059)	(17)	(3,076)
Depreciation	(32,477)	(523)	(33,000)
Impairment losses	(3,516)	—	(3,516)
Contract modifications	13,356	(30)	13,326
Net foreign exchange differences	(3,462)	(4)	(3,466)

At December 31, 2023	128,196	657	128,853